SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Details 5) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Leases Disclosure [Line Items]
Capital lease receivables, accounted for the cash received as a secured borrowing	¥ 32,437	¥ 35,552
TA Triumph-Adler GmbH
Leases Disclosure [Line Items]
Capital lease receivables, accounted for the cash received as a secured borrowing	¥ 25,647	¥ 29,389